UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street, Steuart Tower, Suite 2625
           San Francisco, CA  94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  415-659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr              San Francisco, CA                  7/26/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      395,520
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                      COM                 037833100   39,542   157,206          SOLE                  157,206      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108   25,241   370,764          SOLE                  370,764      0    0
CITRIX SYSTEMS INC             COM                 177376100   18,324   433,900          SOLE                  433,900      0    0
EMPLOYERS HLDGS INC            COM                 292218104   22,721 1,542,497          SOLE                1,542,497      0    0
DIRECTV                        COM                 25490A101   31,290   922,474          SOLE                  922,474      0    0
COMPANIA PARANAENSE            Sponsored ADR PFD   20441B407   17,324   838,949          SOLE                  838,949      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106   26,714   619,099          SOLE                  619,099      0    0
GOOGLE INC                     COM                 38259P508   34,938    78,522          SOLE                   78,522      0    0
HEALTH NET INC                 COM                 42222G108   42,399 1,739,814          SOLE                1,739,814      0    0
IAC/INTERACTIVE                COM                 44919P508   31,174 1,418,949          SOLE                1,418,949      0    0
LIBERTY GLOBAL INC             COM                 530555101   32,588 1,253,861          SOLE                1,253,861      0    0
MDS INC                        COM                 55269P302   35,876 4,255,796          SOLE                4,255,796      0    0
PENN VA CORP                   COM                 707882106   24,044 1,195,620          SOLE                1,195,620      0    0
WELLCARE HEALTH PLANS INC      COM                 94946T106    9,070   382,068          SOLE                  382,068      0    0
WUXI PHARMATECH INC            Sponsored ADR SHS   929352102    4,275   267,853          SOLE                  267,853      0    0


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